Related parties (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	May 31, 2019	May 22, 2019	Feb. 24, 2017	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 27, 2018
Details of Balances [Abstract]
Total non-current payables with related parties					$ 17,115	$ 33,675
Transactions With Related Party [Abstract]
Financial income					4,121	36,444	$ 1,007
Financial expenses					(407,990)	(425,019)	(463,717)
Compensation received in lieu of dividends			$ 10,400
Kaxu, Solaben 2&3 and Solacor 1&2 [Member]
Details of Balances [Abstract]
Total non-current payables with related parties					$ 35,600	53,000
Algonquin [Member]
Non-controlling ownership interest [Abstract]
Additional ownership interests acquired								16.47%
Ownership interest	44.20%	42.27%		25.00%	44.20%
Details of Balances [Abstract]
Total current payables with related parties					$ 5,400
Amherst Island Partnership [Member]
Transactions With Related Party [Abstract]
Compensation received in lieu of dividends					5,500
Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Total current receivables with related parties					5,000
Related Parties [Member]
Details of Balances [Abstract]
Total current receivables with related parties					13,350	5,328
Total non-current receivables with related parties					21,355	0
Total current payables with related parties					23,979	19,352
Total non-current payables with related parties					17,115	33,675
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services rendered					0	0	3,495
Services received					0	(101,582)	(114,416)
Financial income					978	3,721	74
Financial expenses					(195)	(398)	$ (1,154)
Board of Directors and CEO [Member]
Transactions With Related Party [Abstract]
Remuneraton received					2,500	3,100
Annual bonus					1,000	1,000
CEO [Member]
Transactions With Related Party [Abstract]
Long term award					$ 0	$ 800